Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operating segments

	North America			North Sea			Offshore Africa
(millions of Canadian dollars)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Segmented product sales
Crude oil and NGLs (1)	$14,478	$7,480	$9,679	$607	$417	$860	$420	$318	$632
Natural gas	2,484	1,242	1,150	5	12	57	31	42	67
Other income and revenue (2)	119	41	6	(1)	3	5	7	18	8
Total segmented product sales	17,081	8,763	10,835	611	432	922	458	378	707
Less: royalties	(1,694)	(503)	(998)	(1)	(1)	(2)	(21)	(16)	(42)
Segmented revenue	15,387	8,260	9,837	610	431	920	437	362	665
Segmented expenses
Production	2,963	2,510	2,425	383	321	391	91	103	109
Transportation, blending and feedstock (1) (3)	4,772	3,393	2,935	7	15	19	1	1	2
Depletion, depreciation and amortization	3,569	3,780	3,326	160	277	308	142	190	242
Asset retirement obligation accretion	101	97	95	21	30	28	6	6	6
Risk management activities (commodity derivatives)	29	(20)	49	—	—	—	—	—	—
Gain on acquisitions	(478)	(217)	—	—	—	—	—	—	—
Income from NWRP	—	—	—	—	—	—	—	—	—
Equity loss from investments	—	—	—	—	—	—	—	—	—
Total segmented expenses	10,956	9,543	8,830	571	643	746	240	300	359
Segmented earnings (loss)	$4,431	$(1,283)	$1,007	$39	$(212)	$174	$197	$62	$306
Non–segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management activities (other)
Foreign exchange gain
(Gain) loss from investments
Total non–segmented expenses
Earnings (loss) before taxes
Current income tax
Deferred income tax
Net earnings (loss)
(1)Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment.
(2)Includes the sale of diesel and other refined products and other income, including government grants and recoveries associated with the joint operations partners' share of the costs of lease contracts.
(3)Includes a provision of $143 million relating to the Keystone XL pipeline project in the North America segment in 2020.

Oil Sands Mining and Upgrading			Midstream and Refining			Inter–segment elimination and Other			Total
2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

$14,033	$7,389	$11,340	$78	$83	$88	$(360)	$(108)	$351	$29,256	$15,579	$22,950
—	—	—	—	—	—	196	182	145	2,716	1,478	1,419
73	139	6	681	202	—	3	31	—	882	434	25
14,106	7,528	11,346	759	285	88	(161)	105	496	32,854	17,491	24,394
(1,081)	(78)	(481)	—	—	—	—	—	—	(2,797)	(598)	(1,523)
13,025	7,450	10,865	759	285	88	(161)	105	496	30,057	16,893	22,871

3,414	3,114	3,276	234	184	20	67	48	56	7,152	6,280	6,277
1,505	881	1,306	550	181	—	(231)	27	437	6,604	4,498	4,699
1,838	1,784	1,656	15	15	14	—	—	—	5,724	6,046	5,546
57	72	61	—	—	—	—	—	—	185	205	190
—	—	—	—	—	—	—	—	—	29	(20)	49
—	—	—	—	—	—	—	—	—	(478)	(217)	—
—	—	—	(400)	—	—	—	—	—	(400)	—	—
—	—	—	—	—	287	—	—	—	—	—	287
6,814	5,851	6,299	399	380	321	(164)	75	493	18,816	16,792	17,048
$6,211	$1,599	$4,566	$360	$(95)	$(233)	$3	$30	$3	$11,241	$101	$5,823

									366	391	344
									514	(82)	223
									711	756	836
									7	13	28
									(127)	(275)	(570)
									(141)	171	6
									1,330	974	867
									9,911	(873)	4,956
									1,848	(257)	434
									399	(181)	(894)
									$7,664	$(435)	$5,416

	2021			2020
	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America	$(7)	$(36)	$(43)	$(7)	$(150)	$(157)
Offshore Africa	8	—	8	12	3	15
Oil Sands Mining and Upgrading	—	(150)	(150)	—	—	—
	1	(186)	(185)	5	(147)	(142)

Property, plant and equipment
Exploration and Production
North America (3) (4)	2,486	1,351	3,837	999	371	1,370
North Sea	173	38	211	122	(21)	101
Offshore Africa	54	(6)	48	87	7	94
	2,713	1,383	4,096	1,208	357	1,565
Oil Sands Mining and Upgrading (5)	1,747	(601)	1,146	1,323	(629)	694
Midstream and Refining	9	—	9	5	1	6
Head office	23	—	23	19	—	19
	4,492	782	5,274	2,555	(271)	2,284
	$4,493	$596	$5,089	$2,560	$(418)	$2,142
(1)This table provides a reconciliation of capitalized costs, reported in note 6 and note 7, to net expenditures reported in the investing activities section of the statements of cash flows. The reconciliation excludes the impact of foreign exchange adjustments.
(2)Derecognitions, asset retirement obligations, transfer of exploration and evaluation assets, and other fair value adjustments.
(3)Includes cash consideration paid of $771 million for the acquisition of Storm in 2021.
(4)Includes cash consideration paid of $111 million for the acquisition of Painted Pony in 2020.
(5)Net expenditures includes the acquisition of a 5% net carried interest on an existing oil sands lease during 2021, capitalized interest and share-based compensation.

	2021	2020
Exploration and Production
North America	$30,645	$29,094
North Sea	1,561	1,624
Offshore Africa	1,332	1,407
Other	40	81
Oil Sands Mining and Upgrading	42,016	41,567
Midstream and Refining	886	1,301
Head office	185	202
	$76,665	$75,276